Biological assets (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Biological assets
Biological assets	$ 29,333,374	$ 30,358,304
Less: accumulated depreciation	(2,236,071)	(1,835,401)
Biological assets, net	$ 27,097,303	$ 28,522,903